UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME FUNDS
Managed by Fairholme Capital Management, L.L.C.

The Fairholme Fund (FAIRX)

A no-load, non-diversified fund seeking long-term growth of capital

The Fairholme Focused Income Fund (FOCIX)

A no-load, non-diversified fund seeking current income

The Fairholme Allocation Fund (FAAFX)

A no-load, non-diversified fund seeking long-term total return

1.866.202.2263 • fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

2011 Annual Report

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (Unaudited)

November 30, 2001 — November 30, 2011

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest fiscal year end of November 30, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Fairholme Fund distributions or upon redemption of The Fairholme Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (Unaudited)

Inception through November 30, 2011

THE INCOME FUND VS.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year end of November 30, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Income Fund distributions or upon redemption of The Income Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

FUND PERFORMANCE (Unaudited)

Inception through November 30, 2011

THE ALLOCATION FUND VS. BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year end of November 30, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on The Allocation Fund distributions or upon redemption of The Allocation Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2011

The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively, the “Funds”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2011, the end of the Funds’ fiscal year, and NAVs at other pertinent dates, were as follows:

	11/30/2011 Shares Outstanding	11/30/2011 NAV (audited)	05/31/2011 NAV (unaudited)	11/30/2010 NAV (audited)
The Fairholme Fund	319,298,240	$25.10	$32.82	$34.19
The Income Fund	30,803,662	$9.71	$11.18	$10.70
The Allocation Fund	25,583,523	$8.29	$9.17	—

At December 31, 2011, the unaudited NAVs of The Fairholme Fund, The Income Fund and The Allocation Fund were $23.15, $9.91, and $8.60, respectively.

Performance figures below are shown for the Funds as of the end of the Funds’ fiscal year at November 30, 2011 and do not match calendar year figures for the period ended December 31, 2011 cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 11/30/2011	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
The Fairholme Fund	(23.52)%	(22.10)%	(2.81)%	104.51%	212.43%
S&P 500 Index	(6.25)%	7.83%	(0.87)%	33.16%	6.14%

Annualized:
The Fairholme Fund		(22.10)%	(0.57)%	7.42%	10.03%
S&P 500 Index		7.83%	(0.18)%	2.91%	0.50%

For the six months ended November 30, 2011, the S&P 500 outperformed The Fairholme Fund by 17.27 percentage points while over the last year the S&P 500 outperformed The Fairholme Fund by 29.93 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 9.53 percentage points per annum or a cumulative 206.29 percentage points over eleven years and eleven months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2011

The Income Fund Performance to 11/30/2011	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
The Income Fund	(10.02)%	(3.24)%	5.52%
Barclays Bond Index	3.54%	5.52%	13.65%

Annualized:
The Income Fund		(3.24)%	2.85%
Barclays Bond Index		5.52%	6.91%

For the six months ended November 30, 2011, the Barclays Bond Index outperformed the Income Fund by 13.56 percentage points. From inception, the Barclays Bond Index outperformed The Income Fund by 4.06 percentage points per annum or a cumulative 8.13 percentage points over one year and eleven months.

The Allocation Fund Performance to 11/30/2011	Six Months	Since Inception 12/31/2010

Cumulative:
The Allocation Fund	(9.60)%	(17.10)%
Barclays Bond Index	3.54%	6.67%
S&P 500 Index	(6.25)%	1.08%

For the six months ended November 30, 2011, the Barclays Bond Index outperformed The Allocation Fund by 13.14 percentage points and the S&P 500 outperformed The Allocation Fund by 3.35 percentage points. From inception, the Barclays Bond Index outperformed The Allocation Fund by 23.77 percentage points over eleven months and the S&P 500 outperformed The Allocation Fund by 18.18 percentage points over eleven months.

In the opinion of Fairholme Capital Management, LLC (the “Manager”), performance over short intervals is likely to be less meaningful than performance over longer periods. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices.

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be held by a Fund subsequent to the end of the fiscal period and that a Fund may have made significant new purchases that are not yet required to be disclosed.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2011

The Manager invests each Fund’s assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus, and may invest a significant portion of each Fund’s assets in liquid, low-risk securities or cash. The Manager views such liquidity as a strategic asset and may invest a significant portion of cash and liquid assets in more risky securities at any time, particularly in situations where markets are weak or a particular security declines sharply. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. At November 30, 2011, liquid investments (consisting of cash, deposit accounts, and money-market funds) represented 8.9%, 4.5%, and 6.4% of the total net assets of The Fairholme Fund, The Income Fund, and The Allocation Fund total net assets, respectively. Since inception, the Funds have held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Funds’ liquidity. The following charts show the top ten holdings and industry categories in descending order of each Fund’s net assets as of November 30, 2011. Portfolio holdings are subject to change without notice.

The Fairholme Fund Top Ten Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Ten Categories (% of Net Assets)

American International Group, Inc.	26.2%	Multi-Line Insurance	30.0%
AIA Group Ltd.	11.4%	Diversified Holding Companies	12.9%
Sears Holdings Corp.	10.7%	Life Insurance	11.4%
Berkshire Hathaway, Inc.	9.3%	Retail Department Stores	10.7%
CIT Group Inc.	6.9%	Cash and Cash Equivalents**	8.9%
Bank of America Corp.	5.5%	Diversified Banks	7.3%
General Growth Properties, Inc.	4.2%	Commercial Finance	6.9%
The St. Joe Co.	4.0%	Real Estate Management & Development	4.5%
China Pacific Insurance (Group) Co., Ltd.	3.8%	Real Estate Investment Trusts	4.2%
Leucadia National Corp.	3.6%	Surety Insurance	2.9%

	85.6%		99.7%

*	Excludes cash and money market funds.
**	Includes investable cash and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2011

The Income Fund Top Ten Holdings by Issuer* (% of Net Assets)		The Income Fund Top Ten Categories (% of Net Assets)

MBIA, Inc.	34.0%	Surety Insurance	34.0%
Emigrant Bancorp, Inc.	17.7%	Regional Banks	23.0%
Sears Holdings Corp.	15.6%	Retail Department Stores	15.6%
CIT Group Inc.	10.4%	Commercial Finance	10.4%
Regions Financial Corp.	5.3%	Diversified Banks	4.7%
Bank of America Corp.	4.2%	Cash and Cash Equivalents**	4.5%
Jefferies Group, Inc.	3.4%	Capital Markets	3.4%
General Growth Properties, Inc.	1.2%	Real Estate Investment Trusts	1.2%
Wells Fargo & Co.	0.5%	Multi-Line Insurance	0.5%
American International Group, Inc.	0.5%	Real Estate Management & Development	0.1%

	92.8%		97.4%

The Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)		The Allocation Fund Top Ten Categories (% of Net Assets)

MBIA, Inc.	36.5%	Surety Insurance	36.5%
American International Group, Inc.	24.6%	Multi-Line Insurance	24.6%
Jefferies Group, Inc.	5.3%	Diversified Banks	8.9%
Emigrant Bancorp, Inc.	4.8%	Diversified Holding Companies	8.1%
Sears Holdings Corp.	4.8%	Cash and Cash Equivalents**	6.4%
Leucadia National Corp.	4.7%	Capital Markets	5.3%
Bank of America Corp.	4.4%	Regional Banks	4.8%
Berkshire Hathaway, Inc.,	3.4%	Retail Department Stores	4.8%
Wells Fargo & Co.	3.2%	Commercial Finance	1.0%

JPMorgan Chase & Co.	1.3%		100.4%

	93.0%

*	Excludes cash and money market funds.
**	Includes investable cash and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2011

The Funds may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose a Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Statement of Additional Information.

Not all dispositions or additions to the portfolios are material and while the Funds and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry. However, certain strategies of the Manager in carrying out the Funds’ investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term profits and losses on Fund shares or on investments within the Funds.

Each Fund is “non-diversified” under the Investment Company Act of 1940, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund. A Fund may also have a greater percentage of its assets invested in particular securities than a diversified fund, which increases the risk of exposure to unanticipated conditions within an industry, corporation, or security.

The Independent Directors continue to believe that it is in the best interests of the Funds’ shareholders to have Mr. Berkowitz serve as Chairman of the Board given: his experience, commitment, and significant personal investment in the Funds, the present constitution of the Funds’ Board of Directors and policies, and current rules and regulations. At November 30, 2011, a majority of the Directors is independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Funds, and Directors affiliated with the Manager receive no compensation for serving as Directors.

Officers and Directors of the Funds, as a group, hold 10,525,181 shares of The Fairholme Fund, 3,614,625 shares of The Income Fund, and 6,786,601 shares of The Allocation Fund at November 30, 2011. While there is no requirement for Officers and Directors to hold shares of the Funds, they believe that such ownership helps to align their investments with the interest of all other shareholders. Since inception, the Funds have been advised by the Manager. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or FCM Services, Inc., a wholly owned subsidiary of the Manager.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2011

through November 30, 2011 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fairholme Fund and Allocation Fund shares redeemed within 60 days of purchase), and wire transfer fees. You also incur indirect costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fairholme Fund, Income Fund, and Allocation Fund at June 1, 2011 and held for the entire six month period ending November 30, 2011.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE (continued)

For the Six Month Period from June 1, 2011

through November 30, 2011 (unaudited)

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only. The second line of the tables is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

The Fairholme Fund	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period(a) June 1, 2011 Through November 30, 2011

Actual	$1,000.00	$ 764.80	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06

The Income Fund	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period(b) June 1, 2011 Through November 30, 2011

Actual	$1,000.00	$ 899.80	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80

The Allocation Fund	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period(c) June 1, 2011 Through November 30, 2011

Actual	$1,000.00	$ 904.00	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80

(a)

Expenses are equal to The Fairholme Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fairholme Fund’s Ending Account Value on the first line in the table is based on its actual total return of (23.52)% for the six-month period of June 1, 2011 to November 30, 2011.

(b)

Expenses are equal to The Income Fund’s annualized expense ratio of 0.75% after management fee waiver, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Income Fund’s Ending Account Value on the first line in the table is based on its actual total return of (10.02)% for the six-month period of June 1, 2011 to November 30, 2011.

(c)

Expenses are equal to The Allocation Fund’s annualized expense ratio of 0.75% after management fee waiver, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Allocation Fund’s Ending Account Value on the first line in the table is based on its actual total return of (9.60)% for the six-month period of June 1, 2011 to November 30, 2011.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2011

Shares		Value

	DOMESTIC EQUITY SECURITIES — 68.9%

	COMMERCIAL FINANCE — 6.9%
16,358,129	CIT Group Inc. (a)(b)	$553,886,248

	DIVERSIFIED BANKS — 7.3%
81,607,015	Bank of America Corp.	443,942,162
5,180,480	Citigroup, Inc.	142,359,590

		586,301,752

	DIVERSIFIED HOLDING COMPANIES — 12.9%
4,016	Berkshire Hathaway, Inc., Class A (a)	475,896,000
3,438,350	Berkshire Hathaway, Inc., Class B (a)	270,804,446
12,186,350	Leucadia National Corp.	285,404,317

		1,032,104,763

	MULTI-LINE INSURANCE — 24.6%
84,413,425	American International Group, Inc. (a)	1,967,676,937

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.0%
23,136,502	The St. Joe Co. (a)(b)(c)(d)(e)	322,721,812

	RETAIL DEPARTMENT STORES — 10.7%
14,212,673	Sears Holdings Corp. (a)(b)	857,450,562

	SURETY INSURANCE — 2.5%
20,501,100	MBIA, Inc. (a)(b)	198,860,670

TOTAL DOMESTIC EQUITY SECURITIES (COST $7,089,349,138)		5,519,002,744

	FOREIGN EQUITY SECURITIES — 15.8%

	CHINA — 15.2%

	LIFE INSURANCE — 11.4%
302,221,000	AIA Group Ltd.	916,145,397

	MULTI-LINE INSURANCE — 3.8%
109,922,300	China Pacific Insurance (Group) Co., Ltd., Class H	304,209,744

		1,220,355,141

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

Shares		Value

	UNITED KINGDOM — 0.6%

	INVESTMENT COMPANIES — 0.6%
8,375	JZ Capital Partners Ltd.	$44,346
9,389,560	JZ Capital Partners Ltd., Limited Voting Shares (d)	49,718,009

		49,762,355

TOTAL FOREIGN EQUITY SECURITIES (COST $1,284,376,792)		1,270,117,496

	WARRANTS — 6.3%

	MULTI-LINE INSURANCE — 1.6%
21,588,480	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(f)	132,121,497

	REAL ESTATE INVESTMENT TRUSTS — 4.2%
40,634,357	General Growth Properties, Inc., Vested, Strike Price $10.02, Expire 11/09/2017 (a)(c)(d)(e)(f)	339,268,437

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
1,896,270	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)(f)	35,943,608

TOTAL WARRANTS (COST $351,676,339)		507,333,542

Principal

	ASSET BACKED SECURITIES — 0.1%

	CONSUMER FINANCE — 0.1%
$4,597,776	AmeriCredit Automobile Receivables Trust 10.750%, 04/06/2015, Class B (d)	4,601,914

TOTAL ASSET BACKED SECURITIES (COST $4,475,406)		4,601,914

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

Principal		Value

	DOMESTIC CORPORATE BONDS — 0.5%

	REGIONAL BANKS — 0.1%
$12,308,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	$11,117,816

	SURETY INSURANCE — 0.4%
	MBIA, Inc.
17,932,000	7.000%, 12/15/2025 (b)(c)	12,159,689
13,859,000	7.150%, 07/15/2027 (b)(c)	9,410,261
11,580,000	5.700%, 12/01/2034 (b)(c)	6,507,960

		28,077,910

TOTAL DOMESTIC CORPORATE BONDS (COST $44,421,889)		39,195,726

Shares

	MONEY MARKET FUNDS — 6.8%
545,088,648	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.220% (g)	545,088,648

TOTAL MONEY MARKET FUNDS (COST $545,088,648)		545,088,648

TOTAL INVESTMENTS — 98.4% (COST $9,319,388,212)		7,885,340,070
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%	129,954,296

NET ASSETS — 100.0%		$8,015,294,366

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 8.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, c) using simulation models, and d) the Manager’s estimates of the discount necessary to reflect the current and existing restrictions on the Manager transacting in the securities. The value of these securities totals $737,129,583, which represents 9.20% of The Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

(d)	Security is deemed an illiquid security under procedures approved by the Board of Directors.
(e)

Restricted or controlled security under procedures approved by the Board of Directors. The value of these securities totals $697,933,857, which represents 8.71% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	11/30/2011 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$13.9486
40,634,357	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.02, Expire 11/09/2017	05/10/2010	-	8.3493
1,896,270	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	18.9549

(f)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on November 30, 2011 had a conversion ratio of 1:1.048.

(g)	Annualized based on the 1-day yield as of November 30, 2011.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2011

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $6,840,484,336)	$5,924,342,868
Affiliated Issuers (Cost — $2,478,903,876)	1,960,997,202

Total Investments, at Fair Value (Cost — $9,319,388,212)	7,885,340,070
Cash	169,299,073
Receivable for Investments Sold	38,694,540
Receivable for Capital Shares Sold	2,693,363
Dividends and Interest Receivable	2,578,005

Total Assets	8,098,605,051

Liabilities
Payable for Capital Shares Redeemed	76,236,748
Accrued Management Fees	6,924,151
Accrued Miscellaneous Liabilities	149,786

Total Liabilities	83,310,685

NET ASSETS	$8,015,294,366

Net Assets Consist of:
Paid-In-Capital	$9,830,235,215
Distributions in Excess of Net Investment Income	(17,009,472)
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(363,883,235)
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(1,434,048,142)

NET ASSETS	$8,015,294,366

Shares of Common Stock Outstanding* ($0.0001 par value)	319,298,240

Net Asset Value, Offering and Redemption Price Per Share ($8,015,294,366 / 319,298,240 shares)	$25.10

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2011
Investment Income
Interest — Unaffiliated Issuers	$16,742,860
Interest — Affiliated Issuers	3,335,500
Dividends — Unaffiliated Issuers (net of $2,396,026 in foreign taxes withheld)	49,986,531
Dividends — Affiliated Issuers	48,361,804

Total Investment Income	118,426,695

Expenses
Management Fees	149,711,510
Other Expenses	2,184,622

Total Expenses	151,896,132

Net Investment Loss	(33,469,437)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	(818,420,714)
Affiliated Issuers	451,532,588
Net Realized Loss on Foreign Currency Related Transactions	(41,529)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(2,604,264,053)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(2,971,193,708)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,004,663,145)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010
CHANGE IN NET ASSETS
From Operations
Net Investment Income (Loss)	$(33,469,437)	$146,662,110
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(366,929,655)	1,459,799,051
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Transactions	(2,604,264,053)	581,544,768

Net Increase (Decrease) in Net Assets from Operations	(3,004,663,145)	2,188,005,929

From Dividends and Distributions to Shareholders
Net Investment Income	(195,136,284)	(98,018,926)
Net Realized Capital Gains from Investment Transactions	(838,210,865)	—

Net Decrease in Net Assets from Dividends and Distributions	(1,033,347,149)	(98,018,926)

From Capital Share Transactions
Proceeds from Sale of Shares	4,326,090,664	7,219,621,867
Shares Issued in Reinvestment of Dividends and Distributions	939,524,411	90,569,282
Redemption Fees	2,714,993	2,855,231
Cost of Shares Redeemed	(10,062,106,880)	(3,113,961,654)

Net Increase (Decrease) in Net Assets from Shareholder Activity	(4,793,776,812)	4,199,084,726

NET ASSETS
Net Increase (Decrease) in Net Assets	(8,831,787,106)	6,289,071,729
Net Assets at Beginning of Year	16,847,081,472	10,558,009,743

Net Assets at End of Year	$8,015,294,366	$16,847,081,472

(Distributions in Excess of)/Accumulated Undistributed Net Investment Income	$(17,009,472)	$138,383,290

SHARES TRANSACTIONS
Issued	127,523,200	220,465,112
Reinvested	27,554,666	3,047,378
Redeemed	(328,478,267)	(96,113,456)

Net Increase (Decrease) in Shares	(173,400,401)	127,399,034
Shares Outstanding at Beginning of Year	492,698,641	365,299,607

Shares Outstanding at End of Year	319,298,240	492,698,641

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2011		2010	2009	2008		2007
NET ASSET VALUE, BEGINNING OF YEAR	$34.19		$28.90	$20.95	$32.30		$29.40

Investment Operations
Net Investment Income (Loss)(1)	(0.07)		0.33	0.28	0.13		0.26
Net Realized and Unrealized Gain (Loss) on Investments	(6.95)		5.22	8.20	(10.79	)(2)	3.05	(2)

Total from Investment Operations	(7.02)		5.55	8.48	(10.66)		3.31

Dividends and Distributions
From Net Investment Income	(0.39)		(0.27)	(0.11)	(0.22)		(0.24)
From Realized Capital Gains	(1.69)		—	(0.43)	(0.48)		(0.17)

Total Dividends and Distributions	(2.08)		(0.27)	(0.54)	(0.70)		(0.41)

Redemption Fees(1)	0.01		0.01	0.01	0.01	(2)	0.00	(2)(3)

NET ASSET VALUE, END OF YEAR	$25.10		$34.19	$28.90	$20.95		$32.30

TOTAL RETURN	(22.10)%		19.37%	41.48%	(33.69)%		11.42%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$8,015,294		$16,847,081	$10,558,010	$6,696,139		$6,463,009
Ratio of Expenses to Average Net Assets	1.01	%(4)	1.00%	1.00%	1.01	%(5)	1.00%
Ratio of Net Investment Income to Average Net Assets	(0.22)%		1.02%	1.14%	0.44%		0.85%
Portfolio Turnover Rate	43.95%		88.74%	71.09%	81.35%		14.10%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	0.01% is attributable to legal expenses borne by The Fairholme Fund outside of the 1.00% management fee.
(5)	0.01% is attributable to shareholder meeting expenses borne by The Fairholme Fund outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2011

Shares		Value

	DOMESTIC EQUITY SECURITIES — 4.2%

	DIVERSIFIED BANKS — 4.2%
2,320,000	Bank of America Corp.	$12,620,800

TOTAL DOMESTIC EQUITY SECURITIES (COST $22,735,771)		12,620,800

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.9%

	DIVERSIFIED BANKS — 0.5%
57,200	Wells Fargo & Co., Preferred, 8.000%, Series J	1,599,884

	MULTI-LINE INSURANCE — 0.4%
23,500	American International Group, Inc., Preferred, 6.450%, Series A-4 (a)	487,390
21,800	American International Group, Inc., Preferred, 7.700% (a)	527,778

		1,015,168

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,411,235)		2,615,052

	WARRANTS — 1.4%

	MULTI-LINE INSURANCE — 0.1%
23,212	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (b)(c)	142,057

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
437,072	General Growth Properties, Inc., Vested, Strike Price $10.02, Expire 11/09/2017 (b)(c)(d)(e)(f)	3,649,245

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

Shares		Value

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
20,397	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (b)(c)(d)(e)(f)	$386,623

TOTAL WARRANTS (COST $378,123)		4,177,925

Principal

	DOMESTIC CORPORATE BONDS — 86.4%

	CAPITAL MARKETS — 3.4%
$10,000,000	Jefferies Group, Inc. 7.750%, 03/15/2012 (d)	10,075,000

	COMMERCIAL FINANCE — 10.4%
	CIT Group Inc.
17,500,000	7.000%, 05/01/2016 (d)	17,368,750
14,000,000	7.000%, 05/01/2017 (d)	13,895,000

		31,263,750

	REGIONAL BANKS — 23.0%
58,500,000	Emigrant Bancorp, Inc.
	6.250%, 06/15/2014 (d)	52,843,050
6,000,000	Regions Financial Corp.
	4.875%, 04/26/2013	5,850,000
10,000,000	Regions Financial Corp., Subordinate Debenture
	6.375%, 05/15/2012	10,025,000

		68,718,050

	RETAIL DEPARTMENT STORES — 15.6%
60,000,000	Sears Holdings Corp.
	6.625%, 10/15/2018 (d)	46,854,000

	SURETY INSURANCE — 34.0%
60,600,000	MBIA Insurance Corp., Subordinate Debenture
	14.000%, 01/15/2033 (a)(d)	26,664,000

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

Principal		Value
	SURETY INSURANCE (continued)
	MBIA, Inc.
$ 8,486,000	6.400%, 08/15/2022 (d)	$5,857,037
7,105,000	7.000%, 12/15/2025 (d)	4,817,901
49,716,000	7.150%, 07/15/2027 (d)	33,757,164
47,500,000	6.625%, 10/01/2028	30,685,000

		101,781,102

TOTAL DOMESTIC CORPORATE BONDS (COST $288,905,000)		258,691,902

Shares

	MONEY MARKET FUNDS — 4.5%
13,369,887	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.220% (g)	13,369,887

TOTAL MONEY MARKET FUNDS (COST $13,369,887)		13,369,887

TOTAL INVESTMENTS — 97.4% (COST $327,800,016)		291,475,566
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%	7,748,498

NET ASSETS — 100.0%		$299,224,064

(a)	Variable rate security. The rate shown is as of November 30, 2011.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1, excluding the General Growth Properties, Inc. warrants, which on November 30, 2011 had a conversion ratio of 1:1.048.

(c)	Non-income producing security.
(d)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $216,167,770, which represents 72.24% of The Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs and Level 3 measurements if the determination of fair value is based primarily on the use of significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

(e)

Restricted or controlled security under procedures approved by the Board of Directors. The value of these securities totals $4,035,868, which represents 1.35% of The Income Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	11/30/2011 Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants, Vested, Strike Price $10.02, Expire 11/09/2017	05/10/2010	$-	$8.3493
20,397	Howard Hughes Corp., Warrants, Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	18.9549

(f)	Security is deemed an illiquid security under procedures approved by the Board of Directors.
(g)	Annualized based on the 1-day yield as of November 30, 2011.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2011

Assets
Investments, at Fair Value (Cost — $327,800,016)	$291,475,566
Cash	28,713
Dividends and Interest Receivable	8,088,602
Receivable for Capital Shares Sold	720,820

Total Assets	300,313,701

Liabilities
Payable for Capital Shares Redeemed	893,409
Accrued Management Fees	196,228
Total Liabilities	1,089,637

NET ASSETS	$299,224,064

Net Assets Consist of:
Paid-In-Capital	$331,333,700
Accumulated Undistributed Net Investment Income	4,497,137
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(282,275)
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(36,324,498)

NET ASSETS	$299,224,064

Shares of Common Stock Outstanding* ($0.0001 par value)	30,803,662

Net Asset Value, Offering and Redemption Price Per Share ($299,224,064 / 30,803,662 shares)	$9.71

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2011
Investment Income
Interest	$24,458,544
Dividends (net of $259,116 in foreign taxes withheld)	3,798,239

Total Investment Income	28,256,783

Expenses
Management Fees	4,260,112
Other Expenses	2,084

Total Expenses	4,262,196

Less: Management Fee Waiver	(1,399,457)

Net Expenses	2,862,739

Net Investment Income	25,394,044

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(248,229)
Net Realized Gain on Foreign Currency Related Transactions	46,000
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(44,625,687)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(44,827,916)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(19,433,872)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$25,394,044	$9,677,756
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(202,229)	771,900
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Transactions	(44,625,687)	8,301,189

Net Increase (Decrease) in Net Assets from Operations	(19,433,872)	18,750,845

From Dividends and Distributions to Shareholders
Net Investment Income	(24,764,705)	(5,358,124)
Net Realized Capital Gains from Investment Transactions	(1,303,780)	—

Net Decrease in Net Assets from Dividends and Distributions	(26,068,485)	(5,358,124)

From Capital Share Transactions
Proceeds from Sale of Shares	314,120,403	414,115,094
Shares Issued in Reinvestment of Dividends and Distributions	23,479,746	4,952,390
Cost of Shares Redeemed	(357,108,236)	(68,225,697)

Net Increase (Decrease) in Net Assets from Shareholder Activity	(19,508,087)	350,841,787

NET ASSETS
Net Increase (Decrease) in Net Assets	(65,010,444)	364,234,508
Net Assets at Beginning of Period	364,234,508	—

Net Assets at End of Period	$299,224,064	$364,234,508

Accumulated Undistributed Net Investment Income	$4,497,137	$3,862,131

SHARES TRANSACTIONS
Issued	28,561,964	40,117,329
Reinvested	2,237,086	472,339
Redeemed	(34,047,999)	(6,537,057)

Net Increase (Decrease) in Shares	(3,248,949)	34,052,611
Shares Outstanding at Beginning of Period	34,052,611	—

Shares Outstanding at End of Period	30,803,662	34,052,611

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.64	0.45
Net Realized and Unrealized Gain (Loss)on Investments	(0.95)	0.45

Total from Investment Operations	(0.31)	0.90

Dividends and Distributions
From Net Investment Income	(0.64)	(0.20)
From Realized Capital Gains	(0.04)	—

Total Dividends and Distributions	(0.68)	(0.20)

NET ASSET VALUE, END OF PERIOD	$9.71	$10.70

TOTAL RETURN	(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	1.00	%(4)
After Expenses Waived	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	5.96%	4.69	%(4)
Portfolio Turnover Rate	91.67%	77.03	%(3)

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

November 30, 2011

Shares		Value

	DOMESTIC EQUITY SECURITIES — 78.8%

	CAPITAL MARKETS — 5.3%
975,000	Jefferies Group, Inc.	$11,154,000

	COMMERCIAL FINANCE — 1.0%
63,400	CIT Group Inc. (a)	2,146,724

	DIVERSIFIED HOLDING COMPANIES — 8.1%
90,300	Berkshire Hathaway, Inc., Class B (a)	7,112,028
429,000	Leucadia National Corp.	10,047,180

		17,159,208

	MULTI-LINE INSURANCE — 23.1%
2,102,900	American International Group, Inc. (a)	49,018,599

	RETAIL DEPARTMENT STORES — 4.8%
168,700	Sears Holdings Corp. (a)	10,177,671

	SURETY INSURANCE — 36.5%
7,982,400	MBIA, Inc. (a)	77,429,280

TOTAL DOMESTIC EQUITY SECURITIES (COST $183,799,778)		167,085,482

	WARRANTS — 10.4%

	DIVERSIFIED BANKS — 8.9%
3,745,201	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	9,400,454
314,300	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	2,746,982
760,501	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	6,783,669

		18,931,105

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2011

Shares		Value

	MULTI-LINE INSURANCE — 1.5%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	$3,105,992

TOTAL WARRANTS (COST $28,274,316)		22,037,097

Principal

	DOMESTIC CORPORATE BONDS — 4.8%

	REGIONAL BANKS — 4.8%
$11,400,000	Emigrant Bancorp, Inc. 6.250%, 06/15/2014 (c)	10,297,620

TOTAL DOMESTIC CORPORATE BONDS (COST $10,299,254)		10,297,620

Shares

	MONEY MARKET FUNDS — 0.1%
272,598	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.220% (d)	272,598

TOTAL MONEY MARKET FUNDS (COST $272,598)		272,598

TOTAL INVESTMENTS — 94.1% (COST $222,645,946)		199,692,797
	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.9%	12,429,113

NET ASSETS — 100.0%		$212,121,910

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of this security totals $10,297,620, which represents 4.85% of The Allocation Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Annualized based on the 1-day yield as of November 30, 2011.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2011

Assets
Investments, at Fair Value (Cost — $222,645,946)	$199,692,797
Cash	13,305,276
Dividends and Interest Receivable	332,088
Receivable for Investments Sold	139,077
Receivable for Capital Shares Sold	87,300

Total Assets	213,556,538

Liabilities
Payable for Capital Shares Redeemed	678,636
Payable for Investments Purchased	632,958
Accrued Management Fees	123,034

Total Liabilities	1,434,628

NET ASSETS	$212,121,910

Net Assets Consist of:
Paid-In-Capital	$251,171,681
Accumulated Net Investment Loss	(511,293)
Net Accumulated Realized Loss on Investments	(15,585,329)
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(22,953,149)

NET ASSETS	$212,121,910

Shares of Common Stock Outstanding* ($0.0001 par value)	25,583,523

Net Asset Value, Offering and Redemption Price Per Share ($212,121,910 / 25,583,523 shares)	$8.29

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Period Ended November 30, 2011(1)
Investment Income
Interest	$598,304
Dividends (net of $1,866 in foreign taxes withheld)	162,800

Total Investment Income	761,104

Expenses
Management Fees	1,696,495

Less: Management Fees Waiver	(424,124)

Net Expenses	1,272,371

Net Investment Loss	(511,267)

Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(15,585,329)
Net Realized Loss on Foreign Currency Related Transactions	(26)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(22,953,149)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(38,538,504)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(39,049,771)

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended November 30, 2011(1)
CHANGE IN NET ASSETS
From Operations
Net Investment Loss	$(511,267)
Net Realized Loss on Investments and Foreign Currency Related Transactions	(15,585,355)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(22,953,149)

Net Decrease in Net Assets from Operations	(39,049,771)

From Capital Share Transactions
Proceeds from Sale of Shares	308,704,162
Redemption Fees	71,160
Cost of Shares Redeemed	(57,603,641)

Net Increase in Net Assets from Shareholder Activity	251,171,681

NET ASSETS
Net Increase in Net Assets	212,121,910
Net Assets at Beginning of Period	—

Net Assets at End of Period	$212,121,910

Accumulated Net Investment Loss	$(511,293)

SHARES TRANSACTIONS
Issued	32,332,438
Redeemed	(6,748,915)

Net Increase in Shares	25,583,523
Shares Outstanding at Beginning of Period	—

Shares Outstanding at End of Period	25,583,523

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended November 30, 2011(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Investment Operations
Net Investment Loss(2)	(0.02)
Net Realized and Unrealized Loss on Investments	(1.69)

Total from Investment Operations	(1.71)

Redemption Fees(2)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$8.29

TOTAL RETURN	(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(5)
After Expenses Waived	0.75	%(5)
Ratio of Net Investment Loss to Average Net Assets	(0.30	)%(5)
Portfolio Turnover Rate	41.60	%(4)

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

November 30, 2011

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund, 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”), which commenced operations on December 31, 2010 and opened to new investors on January 3, 2011. The Fairholme Fund, The Income Fund, and The Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular securities than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single corporation. Each Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within each Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of securities with equity-like characteristics. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, LLC’s (the “Manager”) assessment of specific security factors, underlying company economics, and general market conditions. The Fairholme Fund may invest in, and may shift frequently among, various asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund invests in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities without regard to maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include either equity or fixed-income securities such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

The Income Fund’s investment objective is to provide income, dividends, other forms of cash distributions, and capital preservation. Under normal circumstances The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in REITs. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return from capital appreciation or income. The Allocation Fund attempts to achieve this investment objective by investing in a focused portfolio of investments in equity or debt classes. The proportion of The Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the class, the attractiveness of the investment opportunities within each asset class, general market and economic conditions, and expected future returns of investments. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of The Allocation Fund’s holdings in the targeted asset classes. The Allocation Fund will use the Manager’s focused value-based approach. The Allocation Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Allocation Fund.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

There is no guarantee that the Funds will meet their objectives.

Note 2. Significant Accounting Policies

The Funds’ investments are reported at fair value as defined by U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The Funds generally determine their net asset value as of approximately 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price of, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized in Level 3. As of November 30, 2011 equity investments of The St. Joe Co. valued at $322,721,812 (4.03% of net assets) in The Fairholme Fund are fair valued by the Manager due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board in the Schedules of Investments.

Fixed-income securities (corporate bonds, convertible bonds and asset backed securities): The fair value of corporate bonds, convertible bonds, and asset backed securities are estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of November 30, 2011, fixed income investments valued at $39,195,726 (0.49% of net assets), $212,131,902

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

(70.89% of net assets), and $10,297,620 (4.85% of net assets) in The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, are valued by the Manager utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market prices on the day of valuation. These investments are reflected as being fair valued pursuant to procedures approved by the Board in the Schedules of Investments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the volatility of the underlying security, strike price of the warrants, the risk-free interest rate at the valuation date, and other inputs are classified as Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of November 30, 2011 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 11/30/2011
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management &
Development	$—	$322,721,812	$—	$322,721,812
Other*	5,196,280,932	—	—	5,196,280,932
Foreign Equity Securities*	1,270,117,496	—	—	1,270,117,496
Warrants
Multi-Line Insurance	132,121,497	—	—	132,121,497
Real Estate Investment Trusts	—	—	339,268,437	339,268,437
Real Estate Management &
Development	—	—	35,943,608	35,943,608
Asset Backed Securities	—	4,601,914	—	4,601,914
Domestic Corporate Bonds	—	39,195,726	—	39,195,726
Money Market Funds	545,088,648	—	—	545,088,648

TOTAL INVESTMENTS	$7,143,608,573	$366,519,452	$375,212,045	$7,885,340,070

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$12,620,800	$—	$—	$12,620,800
Domestic Preferred Equity Securities*	2,615,052	—	—	2,615,052
Warrants
Multi-Line Insurance	142,057	—	—	142,057
Real Estate Investment Trusts	—	—	3,649,245	3,649,245
Real Estate Management &
Development	—	—	386,623	386,623
Domestic Corporate Bonds	—	258,691,902	—	258,691,902
Money Market Funds	13,369,887	—	—	13,369,887

TOTAL INVESTMENTS	$28,747,796	$258,691,902	$4,035,868	$291,475,566

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$167,085,482	$—	$—	$167,085,482
Warrants*	22,037,097	—	—	22,037,097
Domestic Corporate Bonds	—	10,297,620	—	10,297,620
Money Market Funds	272,598	—	—	272,598

TOTAL INVESTMENTS	$189,395,177	$10,297,620	$—	$199,692,797

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

The Funds had no significant transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2011.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	THE FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2010	$392,137,799	$30,015,679	$422,153,478
Change in unrealized appreciation/depreciation (1)	(52,869,362)	5,927,929	(46,941,433)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 11/30/2011	$339,268,437	$35,943,608	$375,212,045

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 11/30/2011(1)	$(52,869,362)	$5,927,929	$(46,941,433)

(1)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(2)	The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

	THE INCOME FUND
	Assets: Investments (Fair Value)
	Warrants
	Real Estate Investment Trusts	Real Estate Management & Development	Total Level 3 Investments
Balance as of 11/30/2010	$4,217,919	$322,860	$4,540,779
Change in unrealized appreciation/depreciation(1)	(568,674)	63,763	(504,911)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 11/30/2011	$3,649,245	$386,623	$4,035,868

Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 11/30/11(1)	$(568,674)	$63,763	$(504,911)

(1)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(2)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Manager is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Warrants: As of November 30, 2011, the Funds’ investments in warrants are presented within the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

The Fairholme Fund’s and The Income Fund’s warrant positions during the fiscal year ended November 30, 2011 had an average monthly market value of approximately $579,584,666 and $4,591,098, respectively.

The Allocation Fund’s warrant position from March 31, 2011 through November 30, 2011 had an average monthly market value of approximately $10,940,082. No warrants were held in The Allocation Fund prior to March 31, 2011.

As of November 30, 2011, the value of warrants with equity risk exposure is $507,333,542, $4,177,925, and $22,037,097 for The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, and is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2011, the effect of the net change in unrealized appreciation/depreciation of warrants with equity risk exposure held of $(266,496,275), $(740,977), and $(6,237,219), for The Fairholme Fund, The Income Fund, and The Allocation Fund, respectively, is included with the Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Related Transactions on the Statements of Operations.

Dividends and Distributions: The Fairholme Fund and The Allocation Fund intend to distribute substantially all of their net investment income as dividends to their respective shareholders on an annual basis. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fairholme Fund, The Income Fund, and The Allocation Fund intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities, which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and The Allocation Fund assess a 2% fee on the proceeds of The Fairholme Fund and The Allocation Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund and The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund during the fiscal years ended November 30, 2011 and November 30, 2010 amounted to $2,714,993 and $2,855,231, respectively. The redemption fees retained by The Allocation Fund during the period ended November 30, 2011 amounted to $71,160.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Funds paid commissions, other brokerage fees, and security registration expenses during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each of the Funds. Under the Investment Management Agreements, the Manager is responsible for paying all of

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

the Funds’ expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

With regard to The Income Fund only, the Manager has contractually agreed to waive a portion of its management fee and/or pay The Income Fund expenses, excluding taxes, interest, brokerage commissions, acquired fund fees, and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation, so that The Income Fund’s operating expenses, after such waiver or payment, will not exceed an annual rate of 0.50% of the daily average net assets of The Income Fund for the period of December 1, 2010 through March 29, 2011 and 0.75% for the period March 30, 2011 until the effective date of The Income Fund’s Prospectus incorporating The Income Fund’s audited financial statements for its fiscal year ending November 30, 2011. The Income Fund’s management fee waiver/expense limitation may continue from year-to-year thereafter as determined by the Manager and approved by the Board. The Manager may be reimbursed for fee waivers and/or expense limitation payments made on behalf of The Income Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount actually paid by The Income Fund toward operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation for that year, or if no such fee waiver/expense limitation is effective for that year, the management fee payable by The Income Fund to the Manager for that year.

With regard to The Allocation Fund only, the Manager has contractually agreed to waive a portion of its management fees and/or pay The Allocation Fund expenses, excluding taxes, interest, brokerage commissions, acquired fund fees, and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation, in order to limit the net expenses of The Allocation Fund to 0.75% of The Allocation Fund’s daily average net assets. The fee waiver/expense limitation became effective on the effective date of The Allocation Fund’s registration statement and shall remain in effect until the effective date of the Funds’ Prospectus incorporating The Allocation Fund’s audited financial statements for its fiscal year ended November 30, 2011. For the fiscal year ended November 30, 2011, the Manager may request reimbursement of up to the following:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

	The Income Fund	The Allocation Fund
For the period ended November 30, 2010,expiring November 30, 2013:	$1,033,925	$ —
For the period ended November 30, 2011,expiring November 30, 2014:	1,399,457	424,124

	$2,433,382	$424,124

The Manager earned $149,711,510 from The Fairholme Fund, $4,260,112 from The Income Fund, and $1,696,495 from The Allocation Fund for its services during the year ended November 30, 2011. The Manager waived $1,399,457 and $424,124 of the amount of the management fees earned in The Income Fund and The Allocation Fund, respectively.

Certain Directors and Officers of the Funds are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2011, aggregated purchases and sales of investment securities other than short-term investments were as follows:

	Purchases	Sales
The Fairholme Fund	$5,551,420,829	$8,541,479,714
The Income Fund	349,509,232	299,234,531
The Allocation Fund	295,813,220	58,007,324

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2011 were as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
The Fairholme Fund	$9,342,265,979	$721,150,722	$(2,178,076,631)	$(1,456,925,909)
The Income Fund	327,800,016	5,106,338	(41,430,788)	(36,324,450)
The Allocation Fund	222,835,214	282,183	(23,424,600)	(23,142,417)

For The Fairholme Fund, the difference between book basis and tax basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market adjustments on investments in passive foreign investment companies. For The Income Fund, there were no differences between book basis and tax basis. For The Allocation Fund, the difference between book basis and tax basis net unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Accumulated capital loss carryforwards	$ (358,014,940)	$ (282,275)	$(15,396,061)
Undistributed Ordinary Income*	—	4,497,137	—
Net Unrealized Depreciation on
Investments and Foreign
Currency Related Transactions	(1,456,925,909)	(36,324,498)	(23,142,417)
Other temporary differences**	—	—	(511,293)

Total	$(1,814,940,849)	$(32,109,636)	$(39,049,771)

*	Inclusive of short-term capital gain
**	Late year ordinary loss deferral.

At November 30, 2011, The Fairholme Fund and The Income Fund had net capital loss carryforwards for federal income tax purposes of $358,014,940 and $282,275, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2019. The Allocation Fund has $15,396,061 of short-term capital losses to carryforward indefinitely.

The Manager of the Funds has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Funds were as follows:

	The Fairholme Fund
	For the Fiscal Year Ended November 30, 2011	For the Fiscal Year Ended November 30, 2010
Dividends and Distributions paid from:
Ordinary Income	$ 199,071,043	$98,018,926
Long-Term Capital Gain	834,276,106	—

	$1,033,347,149	$98,018,926

	The Income Fund
	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010
Dividends and Distributions paid from:
Ordinary Income*	$26,068,485	$5,358,124

*	Inclusive of short-term capital gains

There were no dividends or distributions paid by The Allocation Fund during the period ended November 30, 2011.

The Fairholme Fund and The Income Fund declared and made payable the following distributions on December 16, 2011 and December 30, 2011, respectively.

	The Fairholme Fund	The Income Fund
Dividends paid from:
Ordinary Income	$ —	$7,389,798
Return of Capital	276,799,598	—

	$276,799,598	$7,389,798

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, the Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the tax treatment of currency gains and losses for the Funds, recharacterization of distributions for The Fairholme Fund and The Income Fund, reclass of capital gains and losses for passive foreign investment companies, reclass of real estate investment trust distribution and capital gain adjustment on the sale of real estate investment trusts due to return of capital for The Fairholme Fund. As of November 30, 2011, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	The Fairholme Fund	The Income Fund	The Allocation Fund
Accumulated Undistributed Net Investment Income	$ 73,212,959	$ 5,667	$(26)
Net Accumulated Realized Gain	16,991,610	(5,667)	26
Paid-in-Capital	(90,204,569)	—	—

Note 8. Transactions in Shares of Affiliates

Portfolio companies in which a Fund owns 5% or more of the outstanding voting securities are considered affiliated companies of the Fund. The aggregate fair value of all securities of affiliated companies held in The Fairholme Fund as of November 30, 2011 amounted to $1,960,997,202 representing 24.47% of net assets. There were no affiliated companies of The Income Fund or The Allocation Fund as of November 30, 2011.

Transactions in The Fairholme Fund during the fiscal year ended November 30, 2011 in which the issuer was an “affiliated person” are as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

The Fairholme Fund	November 30, 2010		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
CIT Group Inc.	17,301,229	$568,699,517	—	$—
General Growth Properties, Inc.(a)	113,869,556	1,138,670,872	2,431,866	35,195,631
MBIA, Inc.	20,501,100	186,282,116	—	—
Regions Financial Corp.(a)	97,150,804	550,636,468	18,686,700	118,944,132
RSC Holdings, Inc.(a)	10,223,900	71,304,381	—	—

Sears Holdings Corp.	12,860,071	1,035,645,416	1,634,302	121,219,727
The St. Joe Co.	23,136,502	607,609,975	—	—
WellCare Health Plans, Inc.(a)	3,772,000	130,352,089	—	—
Winthrop Realty Trust(a)	2,550,848	23,030,255	—	—
General Growth Properties, Inc., Warrants, Vested, $10.02, Expire 11/09/2017(b)	40,634,357	—	—	—

CIT Group Inc., 7.000% 05/01/2016(a)	$77,499,991	72,765,688	$—	—
CIT Group Inc., 7.000% 05/01/2017(a)	$21,830,844	17,031,487	$—	—
MBIA, Inc. 7.000%, 12/15/2025	$21,000,000	16,107,373	$—	—
MBIA, Inc. 7.150%, 07/15/2027	$2,000,000	1,540,296	$11,859,000	9,989,433
MBIA, Inc. 5.700%, 12/01/2034(c)	$—	—	$11,580,000	7,845,450

Regions Financial Corp., Subordinate Debenture, 7.000%, 3/01/2011(a)	$4,135,000	4,074,323	$—	—

Total		$4,423,750,256		$293,194,373

(a)	Security is no longer held in the portfolio at November 30, 2011.
(b)	Company is not an “affiliated company” at November 30, 2011, but remains an investment in The Fairholme Fund’s portfolio.
(c)	Security was not held in the portfolio at November 30, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2011

Gross Deductions		November 30, 2011
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
943,100	$39,493,928	16,358,129	$529,205,589	$553,886,248	$(3,458,337)	$—
116,301,422	1,173,866,503	—	—	—	582,491,916	43,168,097
—	—	20,501,100	186,282,116	198,860,670	—	—
115,837,504	669,580,600	—	—	—	(181,591,002)	4,139,035
10,223,900	71,304,381	—	—	—	56,694,967	—

281,700	34,420,977	14,212,673	1,122,444,166	857,450,562	(13,230,642)	—
—	—	23,136,502	607,609,975	322,721,812	—	—
3,772,000	130,352,089	—	—	—	(2,610,817)
2,550,848	23,030,255	—	—	—	4,133,825	1,054,672

—	—	—	—	—	—	—

$77,499,991	72,791,605	$—	—	—	4,158,137	217,561
$21,830,844	17,051,274	$—	—	—	4,533,973	70,306
$3,068,000	2,350,632	$17,932,000	13,889,379	12,159,689	410,568	1,422,990
$—	—	$13,859,000	11,585,909	9,410,261	—	900,262
$—	—	$11,580,000	7,886,742	6,507,960	—	591,342

$4,135,000	4,135,000	$—	—	—	—	133,039

	$2,238,377,244		$2,478,903,876	$1,960,997,202	$451,532,588	$51,697,304

Note 9. Indemnifications

Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Funds enter into contracts that contain a variety of representations and customary indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on its experience to date, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Fairholme Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fairholme Funds, Inc. (the “Funds”) comprising The Fairholme Fund (the “Fairholme Fund”), The Fairholme Focused Income Fund (the “Income Fund”), and The Fairholme Allocation Fund (the “Allocation Fund”), as of November 30, 2011, and the related statements of operations for the year then ended for the Fairholme Fund and the Income Fund and for the period from December 31, 2010 (commencement of operations) to November 30, 2011 for the Allocation Fund, the statements of changes in net assets for each of the two years in the period ended November 30, 2011 for the Fairholme Fund, for the period from December 31, 2009 (commencement of operations) to November 30, 2010 and the year ended November 30, 2011 for the Income Fund, and for the period from December 31, 2010 (commencement of operations) to November 30, 2011 for the Allocation Fund, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 26, 2012

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

November 30, 2011

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Funds are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 53	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.
Cesar L. Alvarez, Esq.* Age 64	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Executive Chairman of Greenberg Traurig, LLP since 2010; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Co-Leading Director, Watsco, Inc.; Vice Chairman, Knight Foundation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

Board of Directors (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Funds Complex Overseen by Director	Other Current Directorships Held by Director
Independent Directors^
Terry L. Baxter Age 66	Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group
Howard S. Frank Age 70	Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc.	3	Director, Steamship Mutual Trust; Director, New World Symphony; Director, The St. Joe Co.
Avivith Oppenheim, Esq. Age 61	Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.
Leigh Walters, Esq. Age 65	Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Tim Biedrzycki Age 63	Treasurer	Mr. Biedrzycki has served as Treasurer of the Company since November 2008.	Chief Executive Officer and President, FCM Services, Inc. since July 2008; Chief Operating Officer, FCM Services, Inc. from February 2007 to June 2008; Managing Director, Citco Mutual Fund Services from August 2005 to February 2007.
Paul R. Thomson Age 55	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012; Managing Director and former Chief Financial Officer of Colliers- Seeley, Inc. from 2004 to February 2007.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Each officer serves for an annual term and until his or her successor is elected and qualified.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

Approval of Investment Management Agreements (unaudited)

At its meeting on October 17, 2011, the Board of Directors of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreements between the Company, on behalf of each of The Fairholme Fund and The Income Fund (each a “Fund” and collectively, the “Funds”), and Fairholme Capital Management, LLC (the “Manager”). In considering whether to approve the renewal of the agreements, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreements was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the nature, extent and quality of investment advisory and operational services provided or overseen by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of each Fund, the overall reputation of the Manager, and the Manager’s current and planned staffing levels. The Directors considered information concerning the Manager’s commitment to each Fund as evidenced by share ownership in each Fund by management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address each Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to each Fund and to other advisory clients.

The Directors did not compare the services provided by the Manager to each Fund with the services provided by the Manager to its other advisory accounts, as such accounts are not subject to the same regulatory requirements as the Funds, may have different investment restrictions, holdings and goals than the Funds, and require different levels of client and back-office servicing than the Funds.

The Directors concluded that the nature, extent and quality of services provided by the Manager to each Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information concerning the investment performance of each Fund, including information comparing each Fund’s performance with its relevant index, for the fiscal year to date period ended August 31, 2011. The Directors also

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

considered a third party report comparing each Fund’s investment performance with the investment performance of similarly situated mutual funds. The report for The Fairholme Fund reflected the performance of the Fund and the similarly situated mutual funds for the 1-year, 3-year, 5-year, 10-year and since Fund inception periods ended August 31, 2011. The report for The Income Fund reflected the performance of the Fund and the similarly situated mutual funds for the 1-year and since Fund inception periods ended August 31, 2011.

C. Management Fee and Expense Ratio

The Directors considered information concerning each Fund’s management fee and expense ratio, including a third party report comparing each Fund’s management fee and expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that each Fund’s management fee covers many of the operating and other expenses of the Funds. The Directors also noted that each Fund’s expense ratio for its latest full fiscal year was comparable to the average and median expense ratios of the group of other funds included in the third party report with respect to the Fund.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for each Fund in light of its investment objective and strategies and asset size. They also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

The Directors concluded that each Fund’s management fee and expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of each Fund to the Manager. They considered such profitability in light of each Fund’s asset level, overall expense ratio, performance and the services provided by or through the Manager. The Directors concluded that the Manager’s profitability was not such as to prevent them from approving the renewal of the agreements.

E. Economies of Scale

The Directors considered information concerning economies of scale. They considered information about each Fund’s asset size, management fee and expense ratio and

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

determined that no modification of either Fund’s management fee was necessary in light of, among other things, the fact that each Fund’s expense ratio was comparable to the average and median expense ratio for the group of other similarly situated funds for that Fund. The Directors concluded, with respect to each Fund, that this factor was not such as to prevent them from approving the renewal of each agreement.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures, which provide guidance and set forth parameters for the voting of proxies relating to securities held in each Fund’s portfolio. These policies and procedures, and records for the twelve month period ended June 30, 2011, are available to you upon request and free of charge by writing to The Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Company files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Form N-Q relating to each Fund’s portfolio investments will be available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The Fairholme Fund designated $199,071,043 (19.26%) of total distributions paid during the fiscal year ended November 30, 2011, as ordinary income distributions.

The Income Fund designated $24,805,038 (95.15%) of total distributions paid during the fiscal year ended November 30, 2011, as ordinary income distributions.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (continued)

November 30, 2011

The information below is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2011, the respective percentages of ordinary income distributions paid by the Funds were designated as follows:

Distribution Period December, 2010	The Fairholme Fund	The Income Fund
Qualified Dividend Income for Individuals	90.28%	16.29%
Dividends Qualifying for the Dividends Received Deduction for Corporations	87.96%	9.24%
Qualifying Interest Income	34.83%	84.35%
Qualifying Short-term Gain	—	4.85%
U.S. Treasury Securities	0.27%*	0.17%*

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

BOARD OF DIRECTORS

• Cesar L. Alvarez, Esq.

• Terry L. Baxter

• Bruce R. Berkowitz

• Howard S. Frank

• Avivith Oppenheim, Esq.

• Leigh Walters, Esq.

OFFICERS

• Bruce R. Berkowitz

   President

• Timothy K. Biedrzycki

   Treasurer

• Paul R. Thomson

   Chief Compliance Officer and Secretary

• Investment Manager

   Fairholme Capital Management, L.L.C.

   4400 Biscayne Blvd. Miami, FL 33137 Q 305.358.3000

• Dividend Paying Agent Transfer Agent

   BNY Mellon Investment Servicing (US) Inc.

   760 Moore Road King of Prussia, PA 19406

• Custodian

   The Bank of New York Mellon Q 1 Wall Street New York, NY 10286

• Independent Registered Public Accounting Firm

   Deloitte & Touche LLP Q 1700 Market Street Philadelphia, PA 19103

• Legal Counsel

   Seward & Kissel, LLP Q 1200 G Street, NW Washington, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, INC.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

The code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description, was amended during the period covered by this report to incorporate references to a new series of the registrant and to make certain formatting and stylistic modifications to the initial and annual affirmations required of covered officers.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Howard Frank is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 in 2010 and $115,000 in 2011.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,500 in 2010 and $2,500 in 2011. These fees relate to the principal accountant’s review and consent for the filing of offering documents for a new series of the Registrant.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,000 in 2010 and $30,000 in 2011. These fees relate to the preparation and review of the Funds’ various tax forms and also for the review of the Funds’ dividend and distributions.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $8,555 in 2010 and $0 in 2011. These fees relate to the review of valuation practices.

(e)(1)

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)	100% of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $574 in 2010 and $2,796 in 2011.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	1/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	1/26/12

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date	1/26/12

*	Print the name and title of each signing officer under his or her signature.